Re-domiciliation and Business (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Re-domiciliation and Business [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements of the Company are presented in United States dollars and consist of Incannex Healthcare Inc. and the following wholly-owned subsidiaries:
Subsidiary	Jurisdiction
Incannex Healthcare Limited	Victoria, Australia
Incannex Pty Ltd	Victoria, Australia
Psychennex Pty Ltd	Victoria, Australia
APIRx Pharmaceutical USA, LLC	Delaware
APIRx Pharmaceuticals Holding BV	IJsselstein, Netherlands
Clarion Clinics Group Pty Ltd	Victoria, Australia
Clarion Model Clinic Pty Ltd	Victoria, Australia
Psychennex Licensing and Franchising Pty Ltd	Victoria, Australia
The consolidated financial statements of the Company are presented in United States dollars and consist of Incannex Healthcare Inc. and the following wholly-owned subsidiaries:
Subsidiary	Jurisdiction
Incannex Healthcare Limited	Victoria, Australia
Incannex Pty Ltd	Victoria, Australia
Psychennex Pty Ltd	Victoria, Australia
APIRx Pharmaceutical USA, LLC	Delaware, United States
APIRx Pharmaceuticals Holding BV	IJsselstein, Netherlands
Clarion Clinics Group Pty Ltd	Victoria, Australia
Clarion Model Clinic Pty Ltd	Victoria, Australia
Psychennex Licensing and Franchising Pty Ltd	Victoria, Australia